Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 19.36%
Azerbaijan: 0.79%
State Oil Company of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	4.75%	3-13-2023	$200,000	$ 198,900
Bahrain: 0.82%
Oil & Gas Holding Company (Energy, Oil, gas & consumable fuels)	7.63	11-7-2024	200,000	207,752
Chile: 1.82%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	221,675
Codelco Incorporated (Materials, Metals & mining)	4.88	11-4-2044	250,000	237,980
				459,655
China: 3.87%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	199,395
Sinopec Group Overseas Development (2018) Limited (Energy, Oil, gas & consumable fuels)	2.30	1-8-2031	200,000	174,224
State Grid Overseas Investment (2014) Limited (Utilities, Electric utilities)	4.13	5-7-2024	400,000	408,081
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	195,597
				977,297
Hong Kong: 0.69%
CNAC Finbridge Company Limited (Industrials, Chemicals)	3.00	9-22-2030	200,000	175,334
Indonesia: 2.20%
PT Indonesia Asahan Aluminium Persero Tbk (Materials, Metals & mining)	5.71	11-15-2023	200,000	205,300
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	195,757
PT Perusahaan Listrik Negara Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	153,908
				554,965
Kazakhstan: 0.67%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	169,206
Malaysia: 1.93%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	192,594
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	295,878
				488,472
Mexico: 1.81%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.95	1-28-2031	170,000	142,273
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.35	2-12-2048	30,000	20,892
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.38	1-23-2045	30,000	21,338
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.50	6-2-2041	30,000	21,963
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 1.81% (continued)
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.63%	6-15-2035	$30,000	$ 24,237
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.63	12-31-2099	60,000	41,551
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	110,000	79,112
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.95	1-28-2060	50,000	35,520
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	7.69	1-23-2050	90,000	69,966
				456,852
Peru: 0.67%
Petroleos del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	169,650
Saudi Arabia: 0.77%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	193,474
South Africa: 0.78%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35	8-10-2028	200,000	196,410
United Arab Emirates: 2.54%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60	11-2-2047	200,000	195,100
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.00	4-19-2024	200,000	198,978
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.75	4-19-2029	250,000	248,437
				642,515
Total Yankee corporate bonds and notes (Cost $5,325,912)				4,890,482
Yankee government bonds: 78.55%
Abu Dhabi Government	2.13	9-30-2024	200,000	195,718
Abu Dhabi Government	3.13	9-30-2049	200,000	165,711
Abu Dhabi Government	3.88	4-16-2050	200,000	189,000
Arab Republic of Egypt	5.88	6-11-2025	200,000	185,314
Arab Republic of Egypt	8.50	1-31-2047	250,000	181,775
Arab Republic of Egypt	8.70	3-1-2049	200,000	146,756
Arab Republic of Egypt	8.75	9-30-2051	200,000	146,112
Dominican Republic	5.88	1-30-2060	200,000	155,515
Dominican Republic	5.95	1-25-2027	350,000	349,307
Dominican Republic	6.00	7-19-2028	200,000	196,434
Dominican Republic	6.40	6-5-2049	150,000	126,943
Export-Import Bank of India	4.00	1-14-2023	250,000	251,108
Federative Republic of Brazil	4.50	5-30-2029	200,000	189,807
Federative Republic of Brazil	4.63	1-13-2028	400,000	391,307
Federative Republic of Brazil	5.00	1-27-2045	200,000	159,826
Federative Republic of Brazil	5.63	1-7-2041	150,000	133,359
Federative Republic of Brazil	7.13	1-20-2037	50,000	54,177
Federative Republic of Brazil	8.25	1-20-2034	20,000	23,254
Islamic Republic of Pakistan	6.88	12-5-2027	200,000	148,771
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	152,500
Kingdom of Bahrain	6.75	9-20-2029	200,000	202,258
Kingdom of Bahrain	7.00	10-12-2028	400,000	417,048
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 78.55% (continued)
Kingdom of Jordan	5.85%	7-7-2030	$200,000	$ 177,000
Kuwait Government	3.50	3-20-2027	200,000	203,750
Lebanese Republic †	6.25	11-4-2024	200,000	18,128
Lebanese Republic †	6.60	11-27-2026	250,000	22,680
Lebanese Republic †	6.65	2-26-2030	50,000	4,504
Lebanese Republic †	7.05	11-2-2035	200,000	18,088
Mongolia Government	4.45	7-7-2031	200,000	164,359
Oman Government	4.75	6-15-2026	200,000	196,312
Oman Government	4.88	6-15-2030	200,000	198,758
Oman Government	6.50	3-8-2047	400,000	364,492
Oriental Republic of Uruguay	4.50	8-14-2024	20,000	20,362
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	104,644
Oriental Republic of Uruguay	5.10	6-18-2050	225,000	238,897
Oriental Republic of Uruguay	7.88	1-15-2033	75,000	95,692
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	203,300
Qatar Government	3.75	4-16-2030	200,000	204,579
Qatar Government	4.00	3-14-2029	200,000	207,497
Qatar Government	4.63	6-2-2046	450,000	475,347
Republic of Angola	8.25	5-9-2028	200,000	192,120
Republic of Angola	9.50	11-12-2025	200,000	208,024
Republic of Argentina	1.00	7-9-2029	215,000	63,470
Republic of Argentina øø	1.75	7-9-2030	200,000	58,400
Republic of Argentina øø	2.00	1-9-2038	215,000	75,076
Republic of Argentina øø	2.50	7-9-2041	145,000	46,830
Republic of Argentina øø	5.00	7-9-2035	200,000	54,292
Republic of Armenia	3.60	2-2-2031	200,000	145,912
Republic of Chile	3.13	1-21-2026	200,000	196,899
Republic of Chile	3.86	6-21-2047	200,000	176,368
Republic of Colombia	3.13	4-15-2031	200,000	162,292
Republic of Colombia	4.13	5-15-2051	200,000	140,523
Republic of Colombia	4.50	1-28-2026	200,000	196,062
Republic of Colombia	7.38	9-18-2037	150,000	156,241
Republic of Costa Rica	7.00	4-4-2044	350,000	321,873
Republic of Cote d'Ivoire	6.13	6-15-2033	200,000	178,728
Republic of Ecuador ¤	0.00	7-31-2030	90,000	49,546
Republic of Ecuador øø	1.00	7-31-2035	350,000	223,583
Republic of Ecuador øø	5.00	7-31-2030	250,000	206,860
Republic of El Salvador	5.88	1-30-2025	60,000	25,582
Republic of El Salvador	6.38	1-18-2027	60,000	23,360
Republic of El Salvador	7.65	6-15-2035	60,000	23,176
Republic of El Salvador	8.63	2-28-2029	85,000	33,409
Republic of Ghana	6.38	2-11-2027	200,000	120,560
Republic of Ghana	7.63	5-16-2029	300,000	160,542
Republic of Guatemala	4.38	6-5-2027	200,000	193,317
Republic of Hungary	5.38	3-25-2024	200,000	205,300
Republic of Hungary	5.75	11-22-2023	90,000	92,449
Republic of Hungary	7.63	3-29-2041	120,000	147,996
Republic of Indonesia	5.13	1-15-2045	200,000	201,727
Republic of Indonesia	7.75	1-17-2038	125,000	157,491
Republic of Iraq	5.80	1-15-2028	187,500	178,125
Republic of Jamaica	8.00	3-15-2039	200,000	238,634
Republic of Kazakhstan	5.13	7-21-2025	200,000	209,756
Republic of Kazakhstan	6.50	7-21-2045	200,000	214,060
Republic of Kenya	6.88	6-24-2024	200,000	186,162
Republic of Kenya	8.25	2-28-2048	200,000	155,100
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 78.55% (continued)
Republic of Nigeria	7.63%	11-21-2025	$200,000	$ 190,626
Republic of Nigeria	7.63	11-28-2047	200,000	144,000
Republic of Nigeria	7.88	2-16-2032	300,000	244,500
Republic of Panama	3.16	1-23-2030	200,000	184,287
Republic of Panama	3.87	7-23-2060	200,000	153,003
Republic of Panama	4.50	5-15-2047	350,000	309,397
Republic of Paraguay	5.00	4-15-2026	250,000	252,082
Republic of Peru	2.78	12-1-2060	20,000	13,629
Republic of Peru	3.23	7-28-2121	20,000	13,517
Republic of Peru	3.55	3-10-2051	40,000	32,388
Republic of Peru	4.13	8-25-2027	100,000	100,067
Republic of Peru	5.63	11-18-2050	100,000	110,881
Republic of Peru	6.55	3-14-2037	300,000	344,966
Republic of Philippines	1.65	6-10-2031	200,000	166,672
Republic of Philippines	2.65	12-10-2045	200,000	153,142
Republic of Philippines	3.70	2-2-2042	200,000	178,540
Republic of Philippines	5.50	3-30-2026	400,000	425,789
Republic of Poland	3.25	4-6-2026	220,000	216,537
Republic of Poland	4.00	1-22-2024	40,000	40,384
Republic of Senegal	6.25	5-23-2033	200,000	175,100
Republic of South Africa	4.85	9-30-2029	400,000	371,568
Republic of South Africa	6.25	3-8-2041	200,000	180,700
Republic of Sri Lanka	5.75	4-18-2023	200,000	77,750
Republic of Sri Lanka	6.35	6-28-2024	200,000	77,140
Republic of Turkey	4.88	10-9-2026	200,000	171,578
Republic of Turkey	5.60	11-14-2024	200,000	187,100
Republic of Turkey	6.63	2-17-2045	400,000	301,600
Republic of Turkey	7.25	3-5-2038	20,000	16,946
Republic of Turkey	7.38	2-5-2025	200,000	194,698
Republic of Turkey	7.63	4-26-2029	200,000	184,540
Republic of Venezuela †	6.00	12-9-2020	225,000	18,000
Republic of Venezuela †	7.00	3-31-2038	200,000	16,500
Romania Government	4.00	2-14-2051	150,000	115,095
Romania Government	4.88	1-22-2024	60,000	60,476
Romania Government	5.13	6-15-2048	140,000	126,841
Saudi Government	3.63	3-4-2028	200,000	202,560
Saudi Government	4.50	4-17-2030	200,000	212,400
Saudi Government	4.50	10-26-2046	200,000	193,262
Saudi Government	4.63	10-4-2047	200,000	196,125
Trinidad & Tobago Government	4.50	8-4-2026	200,000	191,351
United Mexican States	2.66	5-24-2031	200,000	172,672
United Mexican States	3.25	4-16-2030	200,000	183,760
United Mexican States	4.50	1-31-2050	200,000	170,006
United Mexican States	4.75	3-8-2044	40,000	35,875
United Mexican States	5.55	1-21-2045	20,000	19,701
United Mexican States	5.75	10-12-2110	20,000	18,308
United Mexican States	6.05	1-11-2040	20,000	20,912
United Mexican States	6.75	9-27-2034	150,000	171,430
Total Yankee government bonds (Cost $23,159,071)				19,838,635

See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	182,996	$ 182,996
Total Short-term investments (Cost $182,996)				182,996
Total investments in securities (Cost $28,667,979)	98.64%			24,912,113
Other assets and liabilities, net	1.36			343,448
Total net assets	100.00%			$25,255,561

†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$783,628	$3,101,452	$(3,702,084)	$0	$0	$182,996	182,996	$389
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  5

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring Emerging Markets Bond Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$4,890,482	$0	$4,890,482
Yankee government bonds	0	19,838,635	0	19,838,635
Short-term investments
Investment companies	182,996	0	0	182,996
Total assets	$182,996	$24,729,117	$0	$24,912,113
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Emerging Markets Bond Portfolio  |  7